12. INCOME TAXES: Schedule of Unrecognized deductible temporary differences (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Non-capital loss carry forwards	$ 11,860,000	$ 12,129,000	$ 11,735,000
Exploration and evaluation asset costs	34,926,000	34,926,000	34,926,000
Total Unrecognized deductible temporary differences not recognized	$ 46,786,000	$ 47,055,000	$ 46,661,000